Financial Instruments (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2020 EUR (€)
Financial Instruments [Abstract]
Cash and cash equivalents	€ 46,458	€ 41,229	€ 51,127	$ 56,548	$ 51,384	€ 66,845
Derivative financial assets	900		810	896
Non-current restricted cash	20,192		17,386	$ 19,230
Trade receivables	420		205
Revenue receivables	1,062		1,013
Government authorities receivables	3,752		€ 4,851
Increase (decrease) in working capital	€ 5,199
Percentage of income			80.00%	80.00%
Deposit value		€ 10,000
Pecentage of reducing fund		10.00%
Security fund amount		€ 3,500